Taxation - Reconciliation of the beginning and ending amount of total unrecognized tax benefits (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	¥ (28,575)	¥ (23,840)
(Additions) deduction	(338)	(4,735)
Ending balance	¥ (28,913)	¥ (28,575)